Long-Term Debt - Scheduled Maturities of Long-Term Debt (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Debt Instrument [Line Items]
Long-term debt	₨ 1,554,333.4	$ 20,486.8	₨ 1,174,758.2
Perpetual debt
Debt Instrument [Line Items]
Long-term debt	₨ 169,064.5